Financial risk management objectives and policies (Tables)	12 Months Ended
Apr. 02, 2023
Financial Risk Management [Abstract]
Schedule of Contractual Undiscounted Future Cash Flow Requirements
The following table summarizes the amount of contractual undiscounted future cash flow requirements as at April 2, 2023:

	2024	2025	2026	2027	2028	Thereafter	Total
	$	$	$	$	$	$	$
Accounts payable and accrued liabilities	195.6	—	—	—	—	—	195.6
Mainland China Facilities	9.8	—	—	—	—	—	9.8
Japan Facility	13.7	—	—	—	—	—	13.7
Term loan	4.1	4.1	4.1	4.1	379.9	—	396.3
Interest commitments relating to borrowings[1]	34.7	34.3	34.3	34.3	17.2	—	154.8
Lease obligations	85.3	78.2	60.6	51.7	37.5	102.0	415.3
Pension obligation	—	—	—	—	—	1.6	1.6
Total contractual obligations	343.2	116.6	99.0	90.1	434.6	103.6	1,187.1
1 Interest commitments are calculated based on the loan balance and the interest rate payable on the Mainland China Facilities, the Japan Facility, and the term loan of 3.30%, 0.33%, and 8.66% respectively, as at April 2, 2023.
Schedule of Aging of Trade Receivables
The aging of trade receivables was as follows:

			Past due
	Total	Current	< 30 days	31-60 days	> 61 days
	$	$	$	$	$
Trade accounts receivable	30.4	22.2	4.4	1.1	2.7
Credit card receivables	2.5	2.5	—	—	—
Other receivables	19.5	18.9	0.5	—	0.1
April 2, 2023	52.4	43.6	4.9	1.1	2.8

Trade accounts receivable	22.0	14.4	2.8	2.1	2.7
Credit card receivables	2.5	2.5	—	—	—
Other receivables	19.3	9.5	—	—	9.8
April 3, 2022	43.8	26.4	2.8	2.1	12.5

Schedule of Unrealized Gains (Losses) in Fair Value of Derivatives in Other Comprehensive Income
The Company recognized the following unrealized losses in the fair value of derivatives designated as cash flow hedges in other comprehensive income:

Year ended
	April 2, 2023		April 3, 2022		March 28, 2021
	Net loss	Tax recovery	Net loss	Tax expense	Net loss	Tax expense
	$	$	$	$	$	$
Forward foreign exchange contracts designated as cash flow hedges	(3.7)	0.9	(4.5)	(0.1)	(0.3)	(1.1)
The Company recognized the following unrealized gains and losses in the fair value of derivatives designed as hedging instruments in other comprehensive income:

	Year ended
	April 2, 2023		April 3, 2022		March 28, 2021
	Net gain	Tax expense	Net gain	Tax expense	Net (loss) gain	Tax (expense) recovery
	$	$	$	$	$	$
Swaps designated as cash flow hedges	4.1	(0.8)	13.2	(4.5)	(0.9)	(0.5)
Euro-denominated cross-currency swap designated as a net investment hedge	—	—	—	—	0.2	0.1

Schedule of Losses (Gains) Reclassified from Other Comprehensive Income on Derivatives to the Consolidated Financial Statements
The Company reclassified the following losses and gains from other comprehensive income on derivatives designated as cash flow hedges to locations in the consolidated financial statements described below:

	Year ended
	April 2, 2023	April 3, 2022	March 28, 2021
Loss (gain) from other comprehensive income	$	$	$
Forward foreign exchange contracts designated as cash flow hedges
Revenue	5.5	3.9	3.3
SG&A expenses	0.1	(0.4)	(0.2)
Inventory	0.8	(0.9)	(0.9)
The Company reclassified the following losses from other comprehensive income on derivatives designated as hedging instruments to SG&A expenses:

	Year ended
	April 2, 2023	April 3, 2022	March 28, 2021
Loss from other comprehensive income	$	$	$
Swaps designated as cash flow hedges	0.5	0.9	5.6

Schedule of Foreign Currency Forward Exchange Contracts
Foreign currency forward exchange contracts outstanding as at April 2, 2023 related to operating cash flows were:

(in millions)	Aggregate Amounts		Currency
Forward contract to purchase Canadian dollars	USD	146.7	U.S. dollars
		€187.5	euros
		¥2,055.6	Japanese yen
Forward contract to sell Canadian dollars	USD	77.9	U.S. dollars
		€94.7	euros

Forward contract to purchase euros	CNY	878.9	Chinese yuan
		£41.6	British pounds sterling
	HKD	106.1	Hong Kong dollars
	CHF	1.2	Swiss francs

Forward contract to sell euros	CHF	10.9	Swiss francs
		£9.2	British pounds sterling
	CNY	193.2	Chinese yuan
	HKD	118.7	Hong Kong dollars

Schedule of Sensitivity Analysis for Interest Rate Risk
Based on the weighted average amount of outstanding borrowings, a 1.00% increase in the average interest rate during the year ended April 2, 2023 would have increased interest expense as follows:

	Year ended
	April 2, 2023	April 3, 2022
	$	$
Mainland China Facilities	0.1	0.1
Japan Facility	0.3	—
Term loan	3.9	3.7